Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV
ENSTAR GROUP LIMITED
REINSURANCE
For the Years Ended December 31, 2020, 2019 and 2018
(Expressed in thousands of U.S. Dollars)

	Gross	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net

2020
Premiums earned:
Property and casualty	$542,119	$(157,826)	$187,799	$572,092	32.8%
Total premiums earned	$542,119	$(157,826)	$187,799	$572,092

2019
Life insurance in force	$725,293	$(65,795)	$—	$659,498	—%
Premiums earned:
Property and casualty	679,212	(145,460)	269,023	802,775	33.5%
Life and annuities	1,295	(23)	—	1,272	—%
Total premiums earned	$680,507	$(145,483)	$269,023	$804,047

2018
Life insurance in force	$855,366	$(84,603)	$—	$770,763	—%
Premiums earned:
Property and casualty	539,169	(166,308)	319,052	691,913	46.1%
Life and annuities	3,892	(26)	—	3,866	—%
Total premiums earned	$543,061	$(166,334)	$319,052	$695,779